Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,553	€ 856
Trade payables	86	87
Payables to suppliers of property, plant and equipment	0	9
Payables for spectrum acquisition	1,362	662
Other payables	105	98
Other non-current liabilities	1,375	1,034
Contractual liabilities (Note 23)	851	613
Deferred revenue	336	283
Current tax payables	188	138
Total	€ 2,928	€ 1,890